UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:  BlackRock Energy and Resources Trust (BGR)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 8.9%
Baker Hughes, Inc. (a)	359,800	$18,159,106
Halliburton Co. (a)	80,150	3,597,132
Schlumberger Ltd. (a)	248,924	19,575,383

		41,331,621
Oil, Gas & Consumable Fuels — 91.2%
Anadarko Petroleum Corp. (a)	318,083	20,153,738
BP PLC	4,851,300	28,276,798
Cabot Oil & Gas Corp. (a)	285,200	7,358,160
Cairn Energy PLC (b)	1,818,476	4,429,679
Chevron Corp. (a)	235,500	24,237,660
Cimarex Energy Co. (a)	105,750	14,209,628
ConocoPhillips (a)	504,650	21,937,136
Devon Energy Corp. (a)	271,600	11,980,276
Enbridge, Inc. (a)	311,900	13,707,957
Encana Corp. (a)	1,054,950	11,024,326
Eni SpA	533,450	7,687,211
EOG Resources, Inc. (a)	244,700	23,664,937
EQT Corp. (a)	134,000	9,731,080
Exxon Mobil Corp. (a)(c)	558,000	48,702,240
Hess Corp. (a)	214,700	11,512,214
Kosmos Energy Ltd. (b)	676,807	4,338,333
Lundin Petroleum AB (b)	240,377	4,399,849
Marathon Oil Corp. (a)	725,900	11,476,479
Noble Energy, Inc. (a)	288,592	10,314,278
Occidental Petroleum Corp. (a)	281,200	20,505,104
Oil Search Ltd.	1,762,063	9,704,614
Phillips 66 (a)	96,850	7,801,268
Pioneer Natural Resources Co. (a)	95,700	17,766,705

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, A Shares	717,198	$17,842,292
Royal Dutch Shell PLC, A Shares — ADR (a)	689,800	34,538,286
Tesoro Corp. (a)	46,850	3,727,386
TransCanada Corp.	255,700	12,144,264
Valero Energy Corp. (a)	164,250	8,705,250

		421,877,148
Total Long-Term Investments (Cost — $448,785,376) — 100.1%		463,208,769

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (d)(e)	4,748,229	4,748,229
Total Short-Term Securities (Cost — $4,748,229) — 1.0%		4,748,229
Total Investments Before Options Written (Cost — $453,533,605*) — 101.1%		467,956,998

Options Written
(Premiums Received — $3,583,935) — (1.1)%		(4,919,103)
Total Investments Net of Options Written — 100.0%		463,037,895
Liabilities in Excess of Other Assets — 0.0%		(195,714)

Net Assets — 100.0%		$462,842,181

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$460,416,928

Gross unrealized appreciation	$37,200,875
Gross unrealized depreciation	(29,660,805)

Net unrealized appreciation	$7,540,070

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,394,590	(5,394,590)	—	—	$28,452
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,748,229	4,748,229	$4,748,229	1,016
BlackRock Liquidity Series, LLC Money Market Series	$ 944,554	$(944,554)	—	—	1,031	[1]
Total				$4,748,229	$30,499

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Baker Hughes, Inc.	Call	10/07/16	USD	52.00	118	$(3,245)
Chevron Corp.	Call	10/07/16	USD	104.00	162	(7,452)
ConocoPhillips	Call	10/07/16	USD	45.00	195	(3,315)
Devon Energy Corp.	Call	10/07/16	USD	45.00	191	(10,028)
EOG Resources, Inc.	Call	10/07/16	USD	91.00	75	(44,812)
Exxon Mobil Corp.	Call	10/07/16	USD	88.50	95	(2,660)
Marathon Oil Corp.	Call	10/07/16	USD	17.00	575	(3,738)
Occidental Petroleum Corp.	Call	10/07/16	USD	77.50	165	(660)
Phillips 66	Call	10/07/16	USD	81.50	98	(4,900)
Pioneer Natural Resources Co.	Call	10/07/16	USD	190.00	82	(10,660)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/07/16	USD	51.00	114	(3,135)
Tesoro Corp.	Call	10/07/16	USD	77.00	53	(16,086)
Valero Energy Corp.	Call	10/07/16	USD	56.50	96	(432)
Anadarko Petroleum Corp.	Call	10/14/16	USD	55.00	43	(36,228)
Anadarko Petroleum Corp.	Call	10/14/16	USD	61.50	173	(49,132)
Baker Hughes, Inc.	Call	10/14/16	USD	51.50	157	(10,833)
Baker Hughes, Inc.	Call	10/14/16	USD	52.00	238	(12,495)
Chevron Corp.	Call	10/14/16	USD	104.00	146	(12,264)
ConocoPhillips	Call	10/14/16	USD	44.50	252	(11,718)
Devon Energy Corp.	Call	10/14/16	USD	41.00	113	(38,985)
Devon Energy Corp.	Call	10/14/16	USD	43.00	114	(22,344)
Encana Corp.	Call	10/14/16	CAD	12.50	175	(17,941)
EOG Resources, Inc.	Call	10/14/16	USD	92.50	85	(41,438)
Exxon Mobil Corp.	Call	10/14/16	USD	90.00	47	(916)
Hess Corp.	Call	10/14/16	USD	55.50	110	(8,525)
Marathon Oil Corp.	Call	10/14/16	USD	17.00	630	(12,285)
Occidental Petroleum Corp.	Call	10/14/16	USD	78.00	221	(2,210)
Phillips 66	Call	10/14/16	USD	81.50	64	(5,920)
Pioneer Natural Resources Co.	Call	10/14/16	USD	182.50	121	(73,810)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/14/16	USD	51.00	114	(5,985)
Schlumberger Ltd.	Call	10/14/16	USD	81.00	168	(5,292)
Valero Energy Corp.	Call	10/14/16	USD	57.00	95	(1,140)
Anadarko Petroleum Corp.	Call	10/21/16	USD	60.00	350	(149,625)
Baker Hughes, Inc.	Call	10/21/16	USD	50.50	435	(61,118)
Cabot Oil & Gas Corp.	Call	10/21/16	USD	27.00	300	(10,500)
Chevron Corp.	Call	10/21/16	USD	105.00	147	(11,392)
Cimarex Energy Co.	Call	10/21/16	USD	140.00	200	(31,500)
ConocoPhillips	Call	10/21/16	USD	44.00	102	(8,160)
ConocoPhillips	Call	10/21/16	USD	46.00	292	(5,986)
Devon Energy Corp.	Call	10/21/16	USD	44.00	94	(15,839)
Encana Corp.	Call	10/21/16	CAD	13.00	355	(28,818)
EOG Resources, Inc.	Call	10/21/16	USD	90.00	159	(118,058)

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
EQT Corp.	Call	10/21/16	USD	75.00	235	$(22,325)
Exxon Mobil Corp.	Call	10/21/16	USD	84.50	491	(164,485)
Hess Corp.	Call	10/21/16	USD	62.50	195	(9,750)
Noble Energy, Inc.	Call	10/21/16	USD	37.50	388	(16,490)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/21/16	USD	52.50	800	(21,995)
Schlumberger Ltd.	Call	10/21/16	USD	82.50	96	(3,504)
Tesoro Corp.	Call	10/21/16	USD	85.00	60	(3,510)
Valero Energy Corp.	Call	10/21/16	USD	57.00	96	(2,112)
Valero Energy Corp.	Call	10/21/16	USD	57.50	191	(3,247)
Anadarko Petroleum Corp.	Call	10/28/16	USD	65.00	272	(47,192)
Baker Hughes, Inc.	Call	10/28/16	USD	50.00	157	(32,813)
ConocoPhillips	Call	10/28/16	USD	42.00	250	(56,250)
Devon Energy Corp.	Call	10/28/16	USD	44.50	150	(25,500)
EOG Resources, Inc.	Call	10/28/16	USD	93.50	280	(137,200)
EOG Resources, Inc.	Call	10/28/16	USD	94.50	56	(23,660)
Hess Corp.	Call	10/28/16	USD	51.00	111	(48,840)
Hess Corp.	Call	10/28/16	USD	54.00	19	(4,132)
Marathon Oil Corp.	Call	10/28/16	USD	16.50	195	(11,018)
Occidental Petroleum Corp.	Call	10/28/16	USD	73.00	256	(49,280)
Pioneer Natural Resources Co.	Call	10/28/16	USD	182.50	126	(100,800)
Royal Dutch Shell PLC, A Shares — ADR	Call	10/28/16	USD	49.50	450	(72,000)
Schlumberger Ltd.	Call	10/28/16	USD	81.50	202	(15,756)
Tesoro Corp.	Call	10/28/16	USD	87.00	50	(2,950)
Baker Hughes, Inc.	Call	11/04/16	USD	52.50	155	(19,608)
Chevron Corp.	Call	11/04/16	USD	103.00	276	(65,274)
ConocoPhillips	Call	11/04/16	USD	43.00	275	(49,088)
Devon Energy Corp.	Call	11/04/16	USD	45.00	95	(17,385)
Devon Energy Corp.	Call	11/04/16	USD	46.50	97	(12,028)
EOG Resources, Inc.	Call	11/04/16	USD	100.00	117	(24,746)
Exxon Mobil Corp.	Call	11/04/16	USD	87.00	453	(93,771)
Halliburton Co.	Call	11/04/16	USD	44.50	280	(51,800)
Hess Corp.	Call	11/04/16	USD	51.00	97	(45,590)
Hess Corp.	Call	11/04/16	USD	51.50	86	(37,625)
Hess Corp.	Call	11/04/16	USD	54.50	18	(4,248)
Marathon Oil Corp.	Call	11/04/16	USD	15.00	472	(70,564)
Marathon Oil Corp.	Call	11/04/16	USD	16.50	195	(13,942)
Occidental Petroleum Corp.	Call	11/04/16	USD	73.50	192	(35,808)
Phillips 66	Call	11/04/16	USD	81.00	175	(37,188)
Royal Dutch Shell PLC, A Shares — ADR	Call	11/04/16	USD	48.00	900	(294,750)
Schlumberger Ltd.	Call	11/04/16	USD	76.50	146	(51,465)
Valero Energy Corp.	Call	11/04/16	USD	57.50	48	(2,136)
ConocoPhillips	Call	11/11/16	USD	45.00	127	(13,081)
Devon Energy Corp.	Call	11/11/16	USD	46.50	98	(14,259)
Exxon Mobil Corp.	Call	11/11/16	USD	87.00	453	(96,942)
Hess Corp.	Call	11/11/16	USD	57.00	18	(2,961)
Anadarko Petroleum Corp.	Call	11/18/16	USD	65.00	275	(72,738)
Cabot Oil & Gas Corp.	Call	11/18/16	USD	26.00	390	(48,750)
Chevron Corp.	Call	11/18/16	USD	105.00	240	(40,320)
Cimarex Energy Co.	Call	11/18/16	USD	135.00	26	(16,900)
ConocoPhillips	Call	11/18/16	USD	43.00	275	(58,025)
Enbridge, Inc.	Call	11/18/16	CAD	58.00	328	(31,876)
EOG Resources, Inc.	Call	11/18/16	USD	95.00	85	(44,200)
Exxon Mobil Corp.	Call	11/18/16	USD	87.50	414	(81,144)
Hess Corp.	Call	11/18/16	USD	52.50	98	(38,220)
Marathon Oil Corp.	Call	11/18/16	USD	15.00	472	(77,880)
Noble Energy, Inc.	Call	11/18/16	USD	37.50	465	(46,500)
Schlumberger Ltd.	Call	11/18/16	USD	80.00	259	(49,340)
Valero Energy Corp.	Call	11/18/16	USD	57.50	48	(3,192)
Total						$(3,459,733)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Enbridge, Inc.	Call	Citibank N.A.	10/03/16	CAD	55.38	38,000	$(67,597)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Encana Corp.	Call	Citibank N.A.	10/03/16	CAD	11.75	56,000	$(83,721)
BP PLC	Call	Credit Suisse International	10/04/16	GBP	4.20	260,000	(99,788)
Eni SpA	Call	Credit Suisse International	10/05/16	EUR	13.82	13,000	(10)
Cairn Energy PLC	Call	Deutsche Bank AG	10/06/16	GBP	1.83	110,000	(10,515)
EQT Corp.	Call	UBS AG	10/06/16	USD	70.60	23,500	(56,814)
Oil Search Ltd.	Call	UBS AG	10/06/16	AUD	7.48	180,000	(3,638)
Royal Dutch Shell PLC, A Shares	Call	UBS AG	10/06/16	GBP	19.51	111,000	(15,281)
Occidental Petroleum Corp.	Call	Citibank N.A.	10/10/16	USD	78.49	15,000	(245)
BP PLC	Call	Citibank N.A.	10/11/16	GBP	4.29	200,000	(58,231)
Cabot Oil & Gas Corp.	Call	Bank of America N.A.	10/11/16	USD	24.70	27,000	(36,519)
Eni SpA	Call	Credit Suisse International	10/11/16	EUR	13.90	87,000	(3,272)
TransCanada Corp.	Call	Deutsche Bank AG	10/11/16	CAD	61.58	45,000	(40,899)
Cairn Energy PLC	Call	Deutsche Bank AG	10/13/16	GBP	1.92	75,000	(3,941)
Lundin Petroleum AB	Call	Credit Suisse International	10/13/16	SEK	155.22	40,000	(16,892)
Enbridge, Inc.	Call	Citibank N.A.	10/17/16	CAD	55.38	38,000	(85,247)
Cairn Energy PLC	Call	Credit Suisse International	10/20/16	GBP	1.83	110,000	(14,393)
Cimarex Energy Co.	Call	Credit Suisse International	10/25/16	USD	133.01	5,800	(29,758)
Encana Corp.	Call	Deutsche Bank AG	10/26/16	CAD	14.18	75,000	(28,262)
BP PLC	Call	Goldman Sachs International	10/27/16	GBP	4.43	200,000	(36,866)
Cimarex Energy Co.	Call	Morgan Stanley & Co. International PLC	10/28/16	USD	132.66	8,600	(47,997)
Encana Corp.	Call	Morgan Stanley & Co. International PLC	11/01/16	CAD	12.80	71,500	(77,868)
TransCanada Corp.	Call	Morgan Stanley & Co. International PLC	11/02/16	CAD	63.30	44,000	(25,558)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	11/03/16	GBP	1.94	126,500	(10,244)
Oil Search Ltd.	Call	Morgan Stanley & Co. International PLC	11/03/16	AUD	6.55	184,000	(100,611)
Encana Corp.	Call	Credit Suisse International	11/04/16	CAD	12.80	21,000	(23,473)
Encana Corp.	Call	Morgan Stanley & Co. International PLC	11/04/16	CAD	13.01	35,500	(33,326)
Noble Energy, Inc.	Call	Barclays Bank PLC	11/08/16	USD	36.19	16,000	(22,318)
Royal Dutch Shell PLC, A Shares	Call	Bank of America N.A.	11/08/16	GBP	19.48	140,000	(80,002)
BP PLC	Call	Goldman Sachs International	11/10/16	GBP	4.43	202,000	(34,591)
BP PLC	Call	Morgan Stanley & Co. International PLC	11/10/16	GBP	4.29	200,000	(53,874)
Eni SpA	Call	Bank of America N.A.	11/10/16	EUR	12.94	87,000	(35,700)
Lundin Petroleum AB	Call	Credit Suisse International	11/10/16	SEK	155.10	44,000	(30,553)
BP PLC	Call	UBS AG	11/15/16	GBP	4.55	272,000	(29,854)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	11/15/16	GBP	1.92	74,000	(8,246)
Oil Search Ltd.	Call	Goldman Sachs International	11/15/16	AUD	7.14	250,000	(45,806)
Encana Corp.	Call	Citibank N.A.	11/17/16	CAD	13.92	36,000	(27,245)
Encana Corp.	Call	Credit Suisse International	11/17/16	CAD	12.80	21,000	(25,944)
BP PLC	Call	Goldman Sachs International	11/29/16	GBP	4.48	202,000	(35,516)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	11/29/16	GBP	1.92	74,000	(9,614)
Cairn Energy PLC	Call	Credit Suisse International	12/07/16	GBP	1.93	67,000	(9,141)
Total							$(1,459,370)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

4	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$41,331,621	—	—	$41,331,621
Oil, Gas & Consumable Fuels	349,536,705	$72,340,443	—	421,877,148
Short-Term Securities	4,748,229	—	—	4,748,229

Total	$395,616,555	$72,340,443	—	$467,956,998

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,459,733)	$(1,459,370)	—	$(4,919,103)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$9,947	—	—	$9,947
Liabilities:
Bank overdraft	—	$(187,532)	—	(187,532)

Total	$9,947	$(187,532)	—	$(177,585)

During the period ended September 30, 2016, there were no transfers between levels.

SEPTEMBER 30, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: November 22, 2016